Statutory Prospectus Supplement dated June 6, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Core Plus Bond Fund
The following information replaces in its entirety the information appearing under the heading “Fund Summary — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
     You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y

Management Fees	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50	None
Other Expenses	0.27	0.27	0.27	0.27	0.27
Total Annual Fund Operating Expenses[1]	0.97	1.72	1.72	1.22	0.72
Fee Waiver and/or Expense Reimbursement[2]	0.22	0.22	0.22	0.22	0.22
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75	1.50	1.50	1.00	0.50

[1]	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

[2]	Effective June 6, 2011, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 0.75%, 1.50%, 1.50%, 1.00% and 0.50%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$548	$726	$944	$1,569
Class B	653	798	1,091	1,793
Class C	253	498	891	1,993
Class R	102	343	627	1,437
Class Y	51	185	356	852
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$548	$726	$944	$1,569
Class B	153	498	891	1,793
Class C	153	498	891	1,993
Class R	102	343	627	1,437
Class Y	51	185	356	852
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:
“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
▪	You invest $10,000 in the fund and hold it for the entire 10-year period;

▪	Your investment has a 5% return before expenses each year;

▪	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

▪	Hypotheticals both with and without any applicable initial sales charge applied; and

▪	There is no sales charge on reinvested dividends.
     There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A (Includes Maximum Sales
Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.75%	0.75%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(0.70)%	3.52%	7.69%	12.03%	16.54%	21.24%	26.13%	31.21%	36.50%	42.00%
End of Year Balance	$9,929.81	$10,351.83	$10,769.01	$11,203.00	$11,654.48	$12,124.16	$12,612.76	$13,121.05	$13,649.83	$14,199.92
Estimated Annual Expenses	$547.96	$76.06	$102.44	$106.56	$110.86	$115.33	$119.97	$124.81	$129.84	$135.07

Class A (Without Maximum Sales
Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.75%	0.75%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.25%	8.68%	13.06%	17.62%	22.36%	27.29%	32.42%	37.75%	43.31%	49.08%
End of Year Balance	$10,425.00	$10,868.06	$11,306.05	$11,761.68	$12,235.67	$12,728.77	$13,241.74	$13,775.38	$14,330.53	$14,908.05
Estimated Annual Expenses	$76.59	$79.85	$107.54	$111.88	$116.39	$121.08	$125.96	$131.03	$136.31	$141.81

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.50%	1.50%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	0.97%	0.97%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.50%	7.12%	10.64%	14.26%	18.01%	21.88%	25.88%	30.01%	35.25%	40.70%
End of Year Balance	$10,350.00	$10,712.25	$11,063.61	$11,426.50	$11,801.29	$12,188.37	$12,588.15	$13,001.04	$13,524.98	$14,070.04
Estimated Annual Expenses	$152.63	$157.97	$187.27	$193.41	$199.76	$206.31	$213.08	$220.07	$128.65	$133.84

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.50%	1.50%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.50%	7.12%	10.64%	14.26%	18.01%	21.88%	25.88%	30.01%	34.27%	38.68%
End of Year Balance	$10,350.00	$10,712.25	$11,063.61	$11,426.50	$11,801.29	$12,188.37	$12,588.15	$13,001.04	$13,427.47	$13,867.89
Estimated Annual Expenses	$152.63	$157.97	$187.27	$193.41	$199.76	$206.31	$213.08	$220.07	$227.29	$234.74

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.00%	1.00%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.00%	8.16%	12.25%	16.49%	20.89%	25.46%	30.21%	35.13%	40.24%	45.54%
End of Year Balance	$10,400.00	$10,816.00	$11,224.84	$11,649.14	$12,089.48	$12,546.46	$13,020.72	$13,512.90	$14,023.69	$14,553.79
Estimated Annual Expenses	$102.00	$106.08	$134.45	$139.53	$144.81	$150.28	$155.96	$161.86	$167.97	$174.32

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.50%	0.50%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.50%	9.20%	13.88%	18.75%	23.83%	29.13%	34.66%	40.42%	46.43%	52.70%
End of Year Balance	$10,450.00	$10,920.25	$11,387.64	$11,875.03	$12,383.28	$12,913.28	$13,465.97	$14,042.32	$14,643.33	$15,270.06
Estimated Annual Expenses	$51.13	$53.43	$80.31	$83.75	$87.33	$91.07	$94.97	$99.03	$103.27	$107.69

[1]	Your actual expenses may be higher or lower than those shown.

[2]	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.”

Statutory Prospectus Supplement dated June 6, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco Core Plus Bond Fund
Invesco Floating Rate Fund
Invesco Select Real Estate Income Fund
Invesco Structured Core Fund
The following information replaces in its entirety the information appearing under the heading “Fund Summaries — Invesco Core Plus Bond Fund — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional

Management Fees		0.45%
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.14
Total Annual Fund Operating Expenses[1]		0.59
Fee Waiver and/or Expense Reimbursement[2]		0.09
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.50

[1]	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund..

[2]	Effective June 6, 2011, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.50% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

1

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$51	$170	$311	$720
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.”
The following information replaces in its entirety the table appearing under the heading “Hypothetical Investment and Expense Information-Invesco Core Plus Bond Fund — INSTITUTIONAL”:

“Invesco Core
Plus Bond Fund -
INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.50%	0.50%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.50%	9.20%	14.02%	19.05%	24.30%	29.78%	35.50%	41.48%	47.72%	54.23%
End of Year Balance	$10,450.00	$10,920.25	$11,401.83	$11,904.65	$12,429.65	$12,977.80	$13,550.12	$14,147.68	$14,771.59	$15,423.02
Estimated Annual Expenses	$51.13	$53.43	$65.85	$68.75	$71.79	$74.95	$78.26	$81.71	$85.31	$89.07

[1]	Your actual expenses may be higher or lower than those shown.”

2

Statement of Additional Information Supplement dated June 6, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:
Invesco Core Plus Bond Fund
Invesco Select Real Estate Income Fund
Invesco Structured Core Fund
Effective June 6, 2011, all references to Invesco Multi-Sector Fund are hereby deleted.
The following information replaces the information relating to Invesco Select Real Estate Income Fund found in the table following the sixth paragraph under the heading “INVESTMENT ADVISORY AND OTHER SERVICES — Investment Adviser” of the Statement of Additional Information.

Annual Rate/Net Assets Per Advisory
“Fund Name	Agreement

Invesco Select Real Estate Income Fund	0.75% of the first $250M
0.74% of the next $250M
0.73% of the next $500M
0.72% of the next $1.5B
0.71% of the next $2.5B
0.70% of the next $2.5B
0.69% of the next $2.5B
0.68% of the excess over $10B
The following information replaces in its entirety the ninth, tenth and eleventh paragraphs under the heading “INVESTMENT ADVISORY AND OTHER SERVICES — Investment Adviser” of the Statement of Additional Information.
     “Invesco also has contractually agreed through at least December 31, 2011 (June 30, 2012 for Invesco Structured Core Fund and June 30, 2013 for Invesco Core Plus Bond Fund), to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the following Funds’ shares are:

Fund	Expense Limitation
Invesco Core Plus Bond Fund
Class A Shares	0.75%
Class B Shares	1.50%
Class C Shares	1.50%
Class R Shares	1.00%
Class Y Shares	0.50%
Institutional Class Shares	0.50%
Invesco Select Real Estate Income Fund
Class A Shares	2.00%
Class B Shares	2.75%
Class C Shares	2.75%
Class Y Shares	1.75%
Institutional Class Shares	1.75%

1

Fund	Expense Limitation
Invesco Structured Core Fund
Class A Shares	1.00%
Class B Shares	1.75%
Class C Shares	1.75%
Class R Shares	1.25%
Class Y Shares	0.75%
Investor Class Shares	1.00%
Institutional Class Shares	0.75%
     The total annual fund operating expenses used in determining whether a Fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses, which are required to be disclosed and included in the total annual fund operating expenses in a Fund’s prospectus fee table. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invest. As a result, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed a Fund’s expense limit.
     Such contractual fee waivers or reductions are set forth in the Fee Table to each Fund’s Prospectus. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011 (June 30, 2012 for Invesco Structured Core Fund and June 30, 2013 for Invesco Core Plus Bond Fund).”

2